Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investments

The Group's long-term investments consist of:

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments:
Qingdao Qingle Venture Capital Partnership (“Qingle”) (1)	30,070	30,256
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”) (2)	57,333	56,654
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”) (3)	22,116	21,830
Other equity method investments	21,027	44,767
Equity securities without readily determinable fair values:
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”) (3)	63,430	63,430
AiFenLei Global Co., Ltd. (“AiFenLei”) (4)	228,815	248,846
Other equity securities without readily determinable fair values	31,994	32,693
Investments at fair value:
China Dynamic Fund I SP	12,310	57,660
Total	467,095	556,136

(1) Qingle

As of December 31, 2022, the Group held 11.95% equity interests of Qingle as its limited partner, amounted to RMB30,000 and accounted as an equity-method investment. In December 2023, after finishing a series of equity transactions of Qingle, the Group held 17.54% equity interest of Qingle.

(2) Wanwuchuangxin

In November 2021, the Group acquired 29.0% equity interest in Wanwuchuangxin, a limited partnership managed by an unrelated third party, as a limited partner with cash consideration of RMB29,000, and accounted for the investment as an equity-method investment. In July 2023, the Group made an investment with cash consideration of RMB17,400 with the shareholding remains at 29.0%.

(3) Jinsong

In September 2017, the Group disposed of its mobile phone rental platform to an entity jointly formed by shareholder of the Group and a former employee, Jinsong, and retained 30% shareholding with no board representation. The Group determined it did not have the ability to exercise significant influence over Jinsong and accounted for it under alternative measurement. In 2019, the Group made an additional RMB8,430 investment in preferred shares and RMB1,940 investment in ordinary shares.

In July 2021, the Group made another RMB55,000 investment in preferred shares and was entitled to nominate one director to the board. The Group accounted for the investment in ordinary shares of RMB28,370 under equity-method as the Group has the ability to exert significant influence over the investee in July 2021 and accounted for the investment in preferred shares of RMB63,430 under equity securities without readily determinable fair value as they are not in substance ordinary shares.

In November 2023, Jinsong repurchased its ordinary shares and preferred shares from certain shareholders, which resulted an increase in the Group’s equity holding in ordinary shares and preferred shares. The total equity holding was 29.99% and 29.99% as of December 31, 2023 and 2024, respectively.

For the years ended December 31, 2022, 2023 and 2024, the Group recorded proportionately losses of RMB1,448, gains of RMB761 and losses of RMB 286 in share of loss in equity method investments, respectively.

6.
Long-term investments—(Continued)

(4) AiFenLei

In July 2019, the Group disposed of its household waste recycling business (“AiFenLei”) at zero consideration to the Founder and retained 52.5% economic rights without any voting or significant participating rights. The Group recognized RMB9,259 of loss upon disposal. The retained interest was accounted for under alternative measurement with minimal value at the time of the disposal due to the significant uncertainty associated with AiFenLei.

In January 2022, the Group made an additional RMB16,844 investment in preferred shares. The total equity holding was 33.9% as of December 31, 2022 due to passive dilution.

In March, 2023, the Group made another investment to AiFenlei for a total consideration of US$40,000. The Group was entitled to nominate two members of the Board of Directors among seven members and had the ability to exercise significant influence over AiFenLei since then. The carrying amount of investment in the ordinary shares is nil. The total equity holding was 41.9% as of December 31, 2023.

In April 2024, the Group completed additional investments to AiFenlei for a consideration of US$10,000 for new series of preferred shares investments and acquired certain shares from another shareholder of AiFenlei for a consideration of US$2,000. The total equity holding was 40.33% as of December 31, 2024.

For the years ended December 31, 2023 and 2024, the Group recorded proportionately share of loss of RMB63,029 and RMB65,125, in share of loss in equity method investments, respectively.